Note 25 - Contingencies, Commitments and Restrictions On the Distribution of Profits	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
25	Contingencies, commitments and restrictions on the distribution of profits

(i)       Contingencies

Tenaris is from time to time subject to various claims, lawsuits and other legal proceedings, including customer, employee, tax and environmental-related claims, in which third
parties are seeking payment for alleged damages, reimbursement for losses, or indemnity. Management with the assistance of legal counsel periodically reviews the status of each significant matter and assesses potential financial exposure.

Some of these claims, lawsuits and other legal proceedings involve highly complex issues, and often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Accordingly, with respect to a large portion of such claims, lawsuits and other legal proceedings, Tenaris is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, Tenaris has not
accrued a provision for the potential outcome of these cases.

If a potential loss from a claim, lawsuit or other proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements and take into consideration litigation and settlement strategies. In a limited number of ongoing cases, Tenaris was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss but believes that publication of this information on a case-by-case basis would seriously prejudice Tenaris’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency but has not
disclosed its estimate of the range of potential loss.

The Company believes that the aggregate provisions recorded for potential losses in these Consolidated Financial Statements are adequate based upon currently available information. However, if management’s estimates prove incorrect, current reserves could be inadequate and Tenaris could incur a charge to earnings which could have a material adverse effect on Tenaris’s results of operations, financial condition, net worth and cash flows.

Below is a summary description of Tenaris’s material legal proceedings which are outstanding as of the date of these Consolidated Financial Statements. In addition, Tenaris is subject to other legal proceedings, none
of which is believed to be material.

▪	CSN claims relating to the January 2012 acquisition of Usiminas shares

Confab Industrial S.A. (“Confab”), a Brazilian subsidiary of the Company, is one
of the defendants in a lawsuit filed in Brazil by Companhia Siderúrgica Nacional (“CSN”) and various entities affiliated with CSN against Confab and several Ternium subsidiaries that acquired a participation in Usiminas’ control group in
January 2012.

The CSN lawsuit alleges that, under applicable Brazilian laws and rules, the acquirers were required to launch a tag-along tender offer to all non-controlling holders of Usiminas’ ordinary shares for a price per share equal to
80%
of the price per share paid in such acquisition, or
BRL28.8,
and seeks an order to compel the acquirers to launch an offer at that price plus interest. If so ordered, the offer would need to be made to
182,609,851
ordinary shares of Usiminas
not
belonging to Usiminas’ control group, and Confab would have a
17.9%
share in that offer.

▪	CSN claims relating to the January 2012 acquisition of Usiminas shares (Cont.)

On
September 23, 2013,
the
first
instance court dismissed the CSN lawsuit, and on
February 8, 2017,
the court of appeals maintained the understanding of the
first
instance court. On
March 6, 2017,
CSN filed a motion for clarification against the decision of the Court of Appeals of São Paulo, which was rejected on
July 19, 2017.
On
August 18, 2017,
CSN filed an appeal to the Superior Court of Justice seeking the review and reversal of the decision issued by the Court of Appeals. On
March 5, 2018,
the court of appeals ruled that CSN’s appeal did
not
meet the requirements for submission to the Superior Court of Justice and rejected the appeal. On
May 8, 2018,
CSN appealed against such ruling and on
January 22, 2019,
the court of appeals rejected it and ordered that the case be submitted to the Superior Court of Justice. On
September 10, 2019,
the Superior Court of Justice declared CSN’s appeal admissible. The Superior Court of Justice will review the case and then render a decision on the merits. The Superior Court of Justice is restricted to the analysis of alleged violations to federal laws and cannot assess matters of fact.

Tenaris continues to believe that all of CSN’s claims and allegations are groundless and without merit, as confirmed by several opinions of Brazilian legal counsel, two
decisions issued by the Brazilian securities regulator (CVM) in
February 2012
and
December 2016,
and the
first
and
second
instance court decisions referred to above.

▪	Veracel celulose accident litigation

On
September 21, 2007,
an accident occurred in the premises of Veracel Celulose S.A. (“Veracel”) in connection with a rupture in one
of the tanks used in an evaporation system manufactured by Confab. The Veracel accident allegedly resulted in material damages to Veracel. Itaú Seguros S.A. (“Itaú”), Veracel’s insurer at the time of the Veracel accident and then replaced by Chubb Seguros Brasil S/A (“Chubb”), initiated a lawsuit against Confab seeking reimbursement of damages paid to Veracel in connection with the Veracel accident. Veracel initiated a second
lawsuit against Confab seeking reimbursement of the amount paid as insurance deductible with respect to the Veracel accident and other amounts not
covered by insurance. Itaú and Veracel claimed that the Veracel accident was caused by failures and defects attributable to the evaporation system manufactured by Confab. Confab believes that the Veracel accident was caused by the improper handling by Veracel’s personnel of the equipment supplied by Confab in violation of Confab’s instructions. The two
lawsuits were consolidated and are considered by the
6th
Civil Court of São Caetano do Sul; however, each lawsuit will be adjudicated separately.

On
September 28, 2018
Confab and Chubb, entered into a settlement agreement pursuant to which on
October 9, 2018,
Confab paid an amount of approximately
$3.5
million to Chubb, without assuming any liability for the accident or the claim.

On
October 10, 2018,
Confab was notified that the court had issued rulings for both lawsuits. Both decisions were unfavorable to Confab:

▪	With respect to Chubb’s claim, Confab was ordered to pay an amount of approximately
BRL89.8
million (approximately
$21.6
million) (including interest, fees and expenses). On
October 15, 2018,
Confab filed a request for homologation of the settlement agreement mentioned above, as such settlement agreement remains valid and binding between the parties. On
November 8, 2018,
the settlement agreement was homologated by the court.

▪	With respect to Veracel’s claim, Confab was ordered to pay the insurance deductible and other concepts not
covered by insurance, currently estimated to amount to
BRL62.9
million (approximately
$15.6
million) (including interest, fees and expenses). Both parties filed motions for clarification against the court’s decision, which were partially granted. Although the contract between Confab and Veracel expressly provided that Confab would not
be liable for damages arising from lost profits, the court award would appear to include
BRL54.0
million (approximately
$13.4
million) of damages arising therefrom; Confab has additional defense arguments in respect of a claim for lost profits. On
December 18, 2018,
Confab filed an appeal against the
first
instance court decision, and on
April 30, 2019,
Veracel filed its response to the appeal. At this stage the Company cannot predict the outcome of the claim or the amount or range of loss in case of an unfavorable outcome.

▪
Ongoing investigation

The Company is aware that Brazilian, Italian and Swiss authorities have been investigating whether certain payments were made from accounts of entities presumably associated with affiliates of the Company to accounts allegedly linked to individuals related to Petróleo Brasileiro S.A. (“Petrobras”) and whether any such payments were intended to benefit the Company’s Brazilian subsidiary Confab. Any such payments could violate certain applicable laws, including the U.S. Foreign Corrupt Practices Act.

The Company had previously reviewed certain of these matters in connection with an investigation by the Brazilian authorities related to “Operation Lava Jato”, a new phase of which is presently ongoing, and did not
uncover any information that corroborated allegations of involvement in these alleged payments by the Company or its subsidiaries. Furthermore, the Company became aware that a Petrobras internal investigation commission reviewed certain contracts with Confab and concluded that they had not
found evidence that Petrobras had benefitted Confab or had misused applicable local content rules.

The Audit Committee of the Company's Board of Directors engaged external counsel in connection with the Company’s review. In addition, the Company voluntarily notified the U.S. Securities and Exchange Commission and the U.S. Department of Justice in
October 2016.

In
July 2019,
the Company learned that the public prosecutor office of Milan, Italy, had completed a preliminary investigation into the alleged payments and had included in the investigation, among other persons, the Company’s Chairman and Chief Executive Officer, two
other board members, Gianfelice Rocca and Roberto Bonatti, and the Company’s controlling shareholder, San Faustin. In
February 2020,
the Company learned that the magistrate overseeing the investigation decided to move the case to trial. The Company’s outside counsel had previously reviewed the Italian prosecutors’ investigative file and has informed the Board that neither that file nor this magistrate’s decision sets forth evidence of involvement by any of the three
directors in the alleged wrongdoing. Accordingly, the Board has concluded that no
particular action is warranted at the present time, other than inviting the referred board members to continue discharging their respective responsibilities with the full support of the Board.

The Company continues to review these matters and to respond to requests from and otherwise cooperate with the appropriate authorities. At this time, the Company cannot predict the outcome of these matters or estimate the range of potential loss or extent of risk, if any, to the Company's business that may
result from resolution of these matters.

▪
Putative class actions

Following the Company’s
November 27, 2018
announcement that its Chairman and CEO Paolo Rocca had been included in an Argentine court investigation known as the Notebooks Case (a decision subsequently reversed by a higher court), two
putative class action complaints were filed in the U.S. District Court for the Eastern District of New York. On
April 29, 2019,
the court consolidated the complaints into a single case, captioned “In re Tenaris S.A. Securities Litigation”, and appointed lead plaintiffs and lead counsel. On
July 19, 2019,
the lead plaintiffs filed an amended complaint purportedly on behalf of purchasers of Tenaris securities during the putative class period of
May 1, 2014
through
December 5, 2018.
The individual defendants named in the complaint are Tenaris’s Chairman and CEO and Tenaris’s former CFO. The complaint alleges that during the class period, the Company and the individual defendants inflated the Tenaris share price by failing to disclose that sale proceeds received by Ternium (in which Tenaris held an
11.46%
stake) when Sidor was expropriated by Venezuela were received or expedited as a result of allegedly improper payments made to Argentine officials. The complaint does not
specify the damages that plaintiff is seeking. Defendants’ motions to dismiss are expected to be decided during
2020.
Management believes the Company has meritorious defenses to these claims; however, at this stage the Company cannot predict the outcome of the claim or the amount or range of loss in case of an unfavorable outcome.

▪
Investigation concerning alleged price overcharges in Brazil

In
2018,
two
Brazilian subsidiaries of the Company were notified of formal charges arising from a review by the Tribunal de Contas da Uniao (“TCU”) for alleged price overcharges on goods supplied to Petróleo Brasileiro S.A- Petrobras under a supply contract. Both companies have already filed their defenses. The estimated amount of this claim is
BRL29.8
million
(approximately
$7.4
million). Tenaris believes, based on the advice of counsel and external consultants, that the prices charged under the Petrobras contract do not
result in overprices and that it is unlikely that the ultimate resolution of this matter will result in a material obligation.

▪
Administrative proceeding concerning Brazilian tax credits

Confab is a party to an administrative proceeding concerning the recognition and transfer of tax credits for an amount allegedly exceeding the amount that Confab would have been entitled to recognize and/or transfer. The proceeding resulted in the imposition of a fine against Confab representing approximately
75%
of the allegedly undue credits, which was appealed by Confab. On
January 21, 2019,
Confab was notified of an administrative decision denying Confab’s appeal, thereby upholding the tax determination and the fine against Confab. On
January 28, 2019,
Confab challenged such administrative decision and is currently awaiting a resolution. In case of an unfavorable resolution, Confab may
still appeal before the courts. The estimated amount of this claim is
BRL56.8
million (approximately
$14.1
 million). At this stage, the Company cannot predict the outcome of this claim.

▪
U.S. Patent infringement litigation

Tenaris Coiled Tubes, LLC (“TCT”), a U.S. subsidiary of the Company, was sued on
2017
by its competitor Global Tubing, alleging violations to certain intellectual property regulations and seeking a declaration that certain Global Tubing products do not
infringe patents held by TCT. TCT filed a counterclaim seeking declaration that certain
Global
Tubing products infringe patents held by TCT, and Global Tubing responded alleging that such patents should be invalidated. On
December 13, 2019,
Global Tubing filed an amended complaint (including the Company as defendant) and alleging that TCT and the Company misled the patent office in order to monopolize the coiled tubing market for quench and tempered products. Trial is set for
August
of
2021.
At this time, the Company cannot predict the outcome of this matter or estimate the range of potential losses that may
result from resolution of this claim.

▪
Tax assessment from Italian Tax Authorities

Tenaris’s Italian subsidiary Dalmine received on
December 27, 2019,
a tax assessment from the Italian tax authorities related to fiscal year
2014.
As of
December 31, 2019,
the claim amounted to approximately
EUR25
million (approximately
$28
million), comprising
EUR20.7
million (approximately
$23.2
million) in principal and
EUR4.3
million (approximately
$4.8
million) in interest and penalties. In the report for a tax audit conducted in
2019,
the Italian tax inspectors indicated that they also intend to bring claims for fiscal year
2015
with respect to the same matters; as of
December 31, 2019,
these additional claims would amount to approximately
EUR10.3
million (approximately
$11.6
million), comprising
EUR8.1
million (approximately
$9.1
million) in principal and
EUR2.2
million (approximately
$2.5
million) in interest and penalties. The claims mainly refer to the compensation for certain intercompany transactions involving Dalmine in connection with sales of products and R&D activities. Based on the counsel’s advice, Tenaris believes that it is unlikely that the ultimate resolution of these matters will result in a material obligation.

(ii)	Commitments and guarantees

Set forth is a description of Tenaris’s main outstanding commitments:

▪	A Tenaris company entered into a contract with Transportadora de Gas del Norte S.A. for the service of natural gas transportation to the facilities of Siderca, an Argentine subsidiary of Tenaris. As of
December 31, 2019,
the aggregate commitment to take or pay the committed volumes for a

-year term totaled approximately
$27.4
million.

▪	Several Tenaris companies entered into a contract with Praxair S.A. for the service of oxygen and nitrogen supply. As of
December 31, 2019,
the aggregate commitment to take or pay the committed volumes for a

-year term totalled approximately
$53.7
million.

▪	Several Tenaris companies entered into a contract with Graftech for the supply of graphite electrodes. As of
December 31, 2019,
the aggregate commitment to take or pay the committed volumes totalled approximately
$26.8
million.

▪	A Tenaris company entered into a

-year contract (effective as of
December 1, 2016,
through
December 1, 2041)
with Techgen for the supply of

MW (which represents
22%
of Techgen’s capacity). Monthly payments are determined on the basis of capacity charges, operation costs, back-up power charges, and transmission charges. As of the seventh
contract year (as long as Techgen’s existing or replacing bank facility has been repaid in full), the Tenaris company has the right to suspend or early terminate the contract if the rate payable under the agreement is higher than the rate charged by the Comisión Federal de Electricidad (“CFE”) or its successors. The Tenaris company may
instruct Techgen to sell to any affiliate, to CFE, or to any other third
party all or any part of unused contracted energy under the agreement and the Tenaris company will benefit from the proceeds of such sale.

▪	A Tenaris company entered into a contract with Vale International S.A. for the supply of iron ore, for which it is committed to purchase at least
70%
of its annual iron ore needs, up to

thousand tons of pellets annually. The contract expires on
December 31, 2020.
The aggregate commitment amounts to approximately
$33.6
million.

▪	A Tenaris company entered into a contract with Canadian National Railway for the service of rail transportation from its raw material supplier to its Canadian production center. The total commitment ending
June 30, 2020
is
$18.9
million.

▪	A Tenaris company entered into a contract with Air Liquide Mexico, S. de R.L de C.V. for the supply of argon gas. As of December 31, 2019, the aggregate commitment totaled approximately $21.2 million.

▪	A Tenaris company is a party to a contract with Nucor Steel Memphis Inc. under which it is committed to purchase on a monthly basis a minimum volume of steel bars at prices that will be adjusted quarterly by the parties. The contract will become effective in
January 2020
and will be in force until
December 2022.
As of
December 31, 2019,
the estimated aggregate contract amount through
December 31, 2022,
calculated at current prices, is approximately
$107.1
million.

Additionally Tenaris has issued performance guarantees mainly related to long term commercial contracts with several customers and parent companies guarantees for approximately
$2.5
billion.

(iii)
Restrictions to the distribution of profits and payment of dividends

In accordance with Luxembourg Law, the Company is required to transfer a minimum of
5%
of its net profit for each financial year to a legal reserve until such reserve equals
10%
of the issued share capital.

As of
December 31, 2019,
this reserve is fully allocated and additional allocations to the reserve are not
required under Luxembourg law. Dividends
may
not
be paid out of the legal reserve.

The Company
may
pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg law and regulations.